Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2019
Furniture [Member]
Estimated useful lives	10 years
Electronic Equipment [Member]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Estimated useful lives, description	Shorter of life of asset or lease